Statements of Net Assets Available for Benefits - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 2,317,608	$ 2,068,059
Notes receivable from participants	17,838	16,850
Net assets available for benefits	2,335,446	2,084,909
Collective trusts
Investments, at fair value:
Total investments	1,831,742	1,611,457
Mutual funds
Investments, at fair value:
Total investments	293,099	281,476
Common stock
Investments, at fair value:
Total investments	94,047	93,372
Self-directed brokerage
Investments, at fair value:
Total investments	$ 98,720	$ 81,754